SEGMENT INFORMATION AND REVENUE ANALYSIS - Major Customer (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of reporting segments | segment	1
Revenues	$ 37,037,108	$ 31,457,908	$ 35,091,174
Revenue benchmark | Geographic concentration risk | CHINA
SEGMENT INFORMATION AND REVENUE ANALYSIS
Concentration risk	98.00%
Distributors
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 17,220,009	14,995,701	13,499,170
Direct customers
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 19,817,099	$ 16,462,207	$ 21,592,004